SHARE CAPITAL (Details 2)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Risk-free interest rate	1.95%	0.79%
Expected life (years)	2.89	2.63
Annualized volatility	62.00%	68.00%
Forfeiture rate	14.00%	13.00%